Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill (Note 7) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 18,471	€ 16,519
Additions	16	1,152
Disposals	0	0
Write-offs	(58)	0
Transfers	(36)	(5)
Exchange rate impact	315	805
Ending balance	18,708	18,471
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,291	4,291
Additions	0	0
Disposals	0	0
Write-offs	0	0
Transfers	0	0
Exchange rate impact	0	0
Ending balance	4,291	4,291
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,752	6,278
Additions	5	695
Disposals	0	0
Write-offs	0	0
Transfers	0	0
Exchange rate impact	319	779
Ending balance	8,076	7,752
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,386	4,386
Additions	0	0
Disposals	0	0
Write-offs	0	0
Transfers	0	0
Exchange rate impact	0	0
Ending balance	4,386	4,386
Telefónica Hispam | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,215	1,166
Additions	0	0
Disposals	0	0
Write-offs	(58)	0
Transfers	(36)	0
Exchange rate impact	(13)	49
Ending balance	1,108	1,215
Others | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	827	398
Additions	11	457
Disposals	0	0
Write-offs	0	0
Transfers	0	(5)
Exchange rate impact	9	(23)
Ending balance	€ 847	€ 827